CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Cash generated from (used in) operations	¥ 8,508,470	¥ 4,977,814	¥ 2,202,579
Interest received	2,216,810	2,057,742	1,766,487
Interest paid	(340,891)	(235,170)	(270,202)
Income tax paid	(568,324)	(345,832)	(512,601)
Net cash flows generated from (used in) operating activities	9,816,065	6,454,554	3,186,263
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(3,355,749)	(3,607,603)	(2,340,490)
Proceeds from disposal of property and equipment and intangible assets	622,627	776,186	850,659
Purchase of shortterm and longterm treasury investments	(56,239,218)	(45,821,298)	(18,580,998)
Proceeds from maturities of shortterm and longterm treasury investments	64,725,475	32,311,458	19,883,989
Purchase of investments accounted for using the equity method	(104,400)	(311,900)	(142,019)
Proceeds from disposal and distribution of investments accounted for using the equity method	172,035	106,357	7,379
Purchase of other financial investments at fair value and other debt investments	(2,738,974)	(2,819,184)	(1,679,193)
Proceeds from disposal/maturities of other financial investments at fair value and other debt investments	1,929,393	5,051,341	2,732,562
Payments for loans to investees		(140,148)	(133,707)
Loan repayments from investees	60,000	31,851
Disposal of subsidiaries, net of cash disposed, and others	73,549	281,421	(315,822)
Net cash flows generated from (used in) investing activities	5,144,738	(14,141,519)	282,360
Cash flows from financing activities:
Proceeds from borrowings	24,915,586	14,519,757	10,271,344
Repayments of borrowings	(23,873,794)	(11,739,490)	(6,725,333)
Principal portion of lease payments	(556,774)	(566,110)	(700,021)
Proceeds from issuance of preferred shares and other financial instruments issued by subsidiaries	1,704,593	1,051,463
Repurchase of preferred shares issued by subsidiaries	(118,239)	(4,548,908)
Repurchase of ordinary shares	(5,448,058)	(4,872,181)	(112,666)
Exercise of share options and vesting of restricted shares and RSUs, net	(159,170)	(269,247)	(58,799)
Other financing activities	87,116	(177,401)	215,075
Net cash flows generated from (used in) financing activities	(3,448,740)	(6,602,117)	2,889,600
Net increase (decrease) in cash and cash equivalents	11,512,063	(14,289,082)	6,358,223
Cash and cash equivalents at the beginning of the year	12,554,843	27,308,098	20,855,252
Effect of exchange rate changes on cash and cash equivalents	(258,874)	(464,173)	94,623
Cash and cash equivalents at the end of the year	¥ 23,808,032	¥ 12,554,843	¥ 27,308,098